Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 30, 2019	Jan. 01, 2018
Investment [Line Items]
Carrying value of equity investments	$ 9,729	$ 14,845		$ 9,729
Non-marketable investments	70,849	59,484	$ 33,605	70,849
Investments in equity securities	3,619	9,633
Gain due to observable price changes	7,760	13,104		20,900
Related party note receivable converted	0	11,369
Book value of interest in non-publicly traded company sold		5,400
Proceeds from sale of interest in non-publicly traded company		10,500
Gain on sale of interest in non-publicly traded company	5,100
Impairments to non-marketable investments not accounted for under the equity method			5,100
Other Income (Expense), Net
Investment [Line Items]
Impairment of equity method investment	4,800	6,100
Other Long-Term Assets
Investment [Line Items]
Carrying value of equity investments	10,500			10,500
Other Long-Term Liabilities
Investment [Line Items]
Carrying value of equity investments	(800)			(800)
VIE
Investment [Line Items]
Carrying value of equity investments	1,200	1,100		1,200
Non-marketable investments	41,000	41,000		41,000
VIE | Other Long-Term Assets
Investment [Line Items]
Carrying value of equity investments	1,900			1,900
VIE | Other Long-Term Liabilities
Investment [Line Items]
Carrying value of equity investments	$ 800			$ 800
Oncimmune
Investment [Line Items]
Shares received (in shares)	560,416			560,416
Fair value of equity securities	$ 285			$ 285	$ 700
HTGM
Investment [Line Items]
Shares received (in shares)	833,333			833,333
Fair value of equity securities	$ 585	$ 2,117		$ 585
Curetis
Investment [Line Items]
Shares received (in shares)		204,000
Fair value of equity securities		$ 350
Equity method investment, shares sold (in shares)	204,000	116,424
Recognized gain (loss) due to change in fair market value of shares	$ (2,100)	$ (100)
Curetis | Other Income (Expense), Net
Investment [Line Items]
Recognized gain (loss) on sale of investments	$ 300
TVM Life Science Ventures III
Investment [Line Items]
Ownership percentage	4.80%			4.80%
Carrying value of equity investments	$ 1,219	0		$ 1,219
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Proceeds from sale of equity-method investee			$ 3,500
NeuMoDx
Investment [Line Items]
Investments in equity securities		9,300
Predetermined price to acquire remaining shares		$ 234,000
ASU 2016-01
Investment [Line Items]
Cumulative effect adjustment						$ 900
Cumulative effect adjustment, pre-tax						$ 1,100